Summary of Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Information [Abstract]
Net sales	$ 2,221,870	$ 2,603,226	$ 2,573,022	$ 2,136,344	$ 2,070,442	$ 2,484,920	$ 2,354,751	$ 1,855,586	$ 9,534,462	$ 8,765,699	$ 7,776,424
Gross profit	995,508	1,150,282	1,150,597	909,839	886,100	1,038,299	1,022,755	797,408	4,206,226	3,744,562	3,481,078
Net income	68,052	234,953	227,813	100,216	14,552	179,877	179,115	68,316	631,034	441,860	462,485
Net income per common share - basic (in dollars per share)	$ 0.66	$ 2.29	$ 2.23	$ 0.97	$ 0.14	$ 1.74	$ 1.69	$ 0.64	$ 6.15	$ 4.22	$ 4.28
Net income per common share - diluted (in dollars per share)	$ 0.65	$ 2.24	$ 2.17	$ 0.95	$ 0.14	$ 1.71	$ 1.66	$ 0.63	$ 6.02	$ 4.14	$ 4.21
Summary of Quarterly Results of Operations (Textual) [Abstract]
Decrease in fourth quarter net income	49,163				(74,982)
Decrease in fourth quarter net income, per share	$ 0.47				$ (0.71)
Increase in gross profit	28,724				25,123
Increase in gross profit, per share	$ 0.17				$ 0.15
Annual physical inventory adjustments in fourth quarter	29,488				23,394
Decrease in Selling, general and administrative expenses	$ 5,645
Decrease in Selling, general and administrative expenses per share	$ 0.03